Other Financial Assets and Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign currency forwards
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	$ 24	$ (24)	$ (16)
Commodity swaps
Disclosure of financial assets and liabilities [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	$ 0	$ (1)	$ (8)